Borrowings	12 Months Ended
Dec. 31, 2016
Borrowings
Borrowings
(8)    Borrowings
Federal Funds Purchased and Securities Sold under Agreements to Repurchase (Repurchase Agreements)
Information relating to federal funds purchased and repurchase agreements is as follows:
(in thousands)	Year End Weighted Rate	Average Weighted Rate	Average Balance Outstanding	Maximum Outstanding at any Month End	Balance at December 31,
2016
Federal funds purchased	0.95%	0.65%	$346	$992	$992
Short-term repurchase agreements	0.20	0.17	36,193	56,710	30,023
Total			$36,539	$57,702	$31,015
2015
Federal funds purchased	0.70%	0.41%	$659	$937	$0
Short-term repurchase agreements	0.10	0.17	30,266	58,464	56,834
Total			$30,925	$59,401	$56,834

The securities underlying the agreements to repurchase are under the control of the Bank. All securities sold under agreements to repurchase are secured by a portion of the Bank’s investment portfolio. Under agreements with unaffiliated banks, the Bank may borrow federal funds up to $39.0 million on an unsecured basis and $18.0 million on a secured basis at December 31, 2016.
Subordinated Notes and Other Borrowings
Other borrowings of the Company consisted of the following:
(in thousands)			2016		2015
	Borrower	Maturity Date	Year End Balance	Year End Weighted Rate	Year End Balance	Year End Weighted Rate
FHLB advances	The Bank	2016	$0	na%	$8,000	0.67%
		2017	40,900	0.90%	5,000	1.07%
		2018	27,000	1.80%	22,000	1.93%
		2019	10,000	1.50%	4,000	1.79%
		2020	11,000	1.95%	11,000	1.95%
		2021	4,000	1.71%
Other borrowings		2017	492	1.05%	0	na%
Total Bank			$93,392		$50,000
Subordinated notes	The Company	2034	$25,774	3.69%	$25,774	3.23%
		2035	23,712	2.82%	23,712	2.36%
Total Company			$49,486		$49,486

The Bank is a member of the Federal Home Loan Bank of Des Moines (FHLB) and has access to term financing from the FHLB. These borrowings are secured under a blanket agreement which assigns all investment in FHLB stock, as well as qualifying first mortgage loans as collateral to secure amounts borrowed by the Bank. The outstanding balance of  $92.9 million includes $10.0 million, which the FHLB may call for early payment within the next year. Based upon the collateral pledged to the FHLB at December 31, 2016, the Bank could borrow up to an additional $221.7 million under the agreement.
On March 17, 2005, Exchange Statutory Trust II, a business trust and subsidiary of the Company, issued $23.0 million of 30-year floating rate Trust Preferred Securities (TPS) to a TPS Pool. The floating rate is equal to a three-month LIBOR rate plus 1.83% and reprices quarterly (2.82% at December 31, 2016). The TPS can be prepaid without penalty at any time after five years from the issuance date.
The TPS represent preferred interests in the trust. The Company invested approximately $712,000 in common interests in the trust and the purchaser in the private placement purchased $23.0 million in preferred interests. The proceeds were used by the trust to purchase from the Company its 30-year deeply subordinated debentures whose terms mirror those stated above for the TPS. The debentures are guaranteed by the Company pursuant to a subordinated guarantee. Distributions on the TPS are payable quarterly on March 17, June 17, September 17, and December 17 of each year that the TPS are outstanding. The trustee for the TPS holders is U.S. Bank, N.A. The trustee does not have the power to take enforcement action in the event of a default under the TPS for five years from the date of default. In the event of default, however, the Company would be precluded from paying dividends until the default is cured.
On March 17, 2004, Exchange Statutory Trust I, a business trust and subsidiary of the Company issued $25.0 million of floating rate TPS to a TPS Pool. The floating rate is equal to the three-month LIBOR rate plus 2.70% and reprices quarterly (3.69% at December 31, 2016). The TPS are fully, irrevocably, and unconditionally guaranteed on a subordinated basis by the Company. The proceeds of the TPS were invested in junior subordinated debentures of the Company. Distributions on the TPS are payable quarterly on March 17, June 17, September 17, and December 17 of each year that the TPS are outstanding. The TPS mature on March 17, 2034. That maturity date may be shortened if certain conditions are met.
The Exchange Statutory Trusts are not consolidated in the Company’s financial statements. Accordingly, the Company does not report the securities issued by the Exchange Statutory Trusts as liabilities, and instead reports the subordinated notes issued by the Company and held by the Exchange Statutory Trusts as liabilities. The amount of the subordinated notes as of December 31, 2016 and 2015 was $49.5 million, respectively. The Company has recorded the investments in the common securities issued by the Exchange Statutory Trusts aggregating $1.5 million, and the corresponding obligations under the subordinated notes, as well as the interest income and interest expense on such investments and obligations in its consolidated financial statements.